Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (84,253)
Interest rate swap agreements | Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%
Interest rate swap agreements | Maximum
Derivative [Line Items]
Variable interest rate on debt	4.50%
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	$ 90,000
Fair Value / Carrying Amount of (Liability)	$ (4,108)
Weighted- Average Remaining Term (Years)	1 year 2 months 12 days
Fixed Interest Rate	4.90%	4.90%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 150,000
Fair Value / Carrying Amount of (Liability)	$ (26,368)
Weighted- Average Remaining Term (Years)	11 years 6 months
Fixed Interest Rate	5.20%	5.20%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Principal Amount	$ 48,201
Fair Value / Carrying Amount of (Liability)	$ (1,256)
Weighted- Average Remaining Term (Years)	4 years 1 month 6 days
Fixed Interest Rate	2.80%	2.80%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Principal Amount	$ 320,000
Fair Value / Carrying Amount of (Liability)	$ (20,069)
Weighted- Average Remaining Term (Years)	6 months
Fixed Interest Rate	3.40%	3.40%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Principal Amount	$ 104,000
Fair Value / Carrying Amount of (Liability)	$ (336)
Weighted- Average Remaining Term (Years)	1 year 6 months
Fixed Interest Rate	1.70%	1.70%
U.S. Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Principal Amount	$ 197,629
Fair Value / Carrying Amount of (Liability)	$ (1,260)
Weighted- Average Remaining Term (Years)	9 years 2 months 12 days
Fixed Interest Rate	2.30%	2.30%
Euro-denominated interest rate swaps
Derivative [Line Items]
Reduced principal amount denominated interest rate swaps	$ 80,100	€ 70.1
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	230,343
Fair Value / Carrying Amount of (Liability)	$ (30,856)
Weighted- Average Remaining Term (Years)	3 years 6 months
Fixed Interest Rate	3.10%	3.10%